Long Term Debt - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	May 31, 2016	Apr. 15, 2015	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Long-term debt (Note 18)				$ 0	$ 36,200,000
Interest rate on borrowings (percent)				1.80%
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		$ 300,000,000
Credit facility term		4 years
Credit facility, extension term	1 year
Borrowing costs incurred	$ 400,000	$ 3,000,000
Debt covenant, tangible net worth requirement			$ 1,036,400,000
Debt covenant, tangible net worth, net income added (percent)			50.00%
Debt covenant, leverage ratio				3.5
Debt covenant, interest coverage ratio				3.0
Standby charges on undrawn amounts				$ 1,300,000	1,200,000
Interest expense on borrowings				$ 900,000	$ 1,000,000
Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)				0.478%
Bottom of range [member] | LIBOR [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.125%
Bottom of range [member] | Bank of Nova Scotia's Base Rate [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.125%
Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)				0.703%
Top of range [member] | LIBOR [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				3.125%
Top of range [member] | Bank of Nova Scotia's Base Rate [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.125%
Weighted average [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (percent)				2.55%